Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash	$ 4,351,634	$ 8,440,573	$ 10,471,296
Restricted cash	5,000,000	3,650,000
Accounts receivable	2,068,913	2,121,326	1,533,235
Prepaid expenses and other current assets	1,080,787	1,367,795	711,889
Total Current Assets	12,501,334	15,579,694	12,716,420
Property and equipment, net	19,580,571	20,554,307	21,440,097
Goodwill	4,083,621	4,083,621	4,083,621
Intangible assets, net	14,186,699	14,789,876	17,234,992
Deposits	712,463	712,463	632,963
Deferred production costs	11,508,829	10,962,482	9,058,844
Other assets	6,138,631	4,638,631	500,000
Total Assets	68,712,148	71,321,074	65,666,937
Current Liabilities
Accounts payable	1,070,299	956,871	1,072,499
Accrued expenses and other current liabilities	3,930,946	3,892,471	2,862,145
Accrued interest on convertible debt	2,707,742	2,088,994
Deferred revenue	2,947,391	3,855,459	3,307,843
Convertible debt, net of discount, current portion	10,919,706	12,845,501
Convertible debt, related party, net of discount	992,701	988,115
Due to Former Parent			33,019,510
Total Current Liabilities	22,568,785	24,627,411	40,261,997
Deferred rent	3,359,770	2,472,837	1,383,644
Convertible debt, net of discount, non-current portion	1,985,401
Total Liabilities	27,913,956	27,100,248	41,645,641
Commitments and Contingencies
Stockholders' Equity
Preferred stock, $0.0001 par value, 1,000,000 shares authorized, none issued and outstanding
Common stock, $0.0001 par value; 65,000,000 shares authorized, 23,934,871 and 23,176,146 shares issued and outstanding at March 31, 2020 and December 31, 2019, respectively	2,393	2,317	1,160
Common stock subscribed, $0,0001 par value; 1,018,848 and 0 shares subscribed at March 31, 2020 and December 31, 2019, respectively	102
Additional paid in capital	168,654,573	161,300,916	124,361,130
Subscription receivable	(2,000,000)
Accumulated deficit	(125,995,053)	(117,218,584)	(100,479,855)
Accumulated other comprehensive income	136,177	136,177	138,861
Total Stockholders' Equity	40,798,192	44,220,826	24,021,296
Total Liabilities and Stockholders' Equity	$ 68,712,148	$ 71,321,074	$ 65,666,937